Fees Summary	Apr. 09, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $11,150,000.00 .
Narrative - Max Aggregate Offering Price	$ 11,150,000.00